Average Annual Total Returns - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2045 Portfolio	Apr. 30, 2025
VIP Investor Freedom 2045 Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	13.74%
Since Inception	14.14%	[1]
SP001
Average Annual Return:
Past 1 year	25.02%
Since Inception	24.34%
IXWFZ
Average Annual Return:
Past 1 year	14.43%
Since Inception	14.96%

[1]	A From April 13, 2023 .